Stockholders' Equity	6 Months Ended
Jun. 30, 2025
Class of Stock [Line Items]
Equity

16. Equity

On February 19, 2025, HMR amended and restated its articles of incorporation. Following the amendment, the authorized capital stock consisted of 450,000,000 common shares with a par value of $0.001 per share and 50,000,000 preferred shares with a par value of $0.001 per share. Under the Business Combination Agreement, HMR issued to the Heidmar Shareholders (and MGO’s financial advisor) an aggregate number of HMR’s shares equal to 16.6667 times the aggregate number of HMR’s shares issued to the stockholders of the MGO based on the relative enterprise values of HMI and MGO before the Business Combination. This ratio resulted in the allocation of 5.66% and 94.34% of the HMR’s shares to the MGO stockholders and Heidmar Shareholders (including MGO’s financial advisor), respectively. Upon the consummation of the Business Combination and as purchase price consideration, the Company issued to (a) the stockholders of MGO an aggregate of 3,212,368 of the Company’s common shares, par value $0.001 per share, (b) MGO’s financial advisor 1,413,462 common shares and (c) the Heidmar Shareholders an aggregate of 52,476,758 common shares. Therefore, the total capitalization at the closing of the Business Combination was 57,102,588 common shares at par value of $57,102.